Note 13 - Unsecured Convertible Debentures (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	Liability component	Equity component	Total Private Placement
	$	$	$
Balance at March 31, 2017	1,406	309	1,715
Effective interest for the twelve-month period	366	-	366
Interest payable during the period	(160)	-	(160)
Balance at March 31, 2018	1,612	309	1,921
Effective interest during the period	365	-	365
Interest payable during the period	(160)	-	(160)
Balance at March 31, 2019	1,817	309	2,126